Statements of Consolidated Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income (loss)	$ (67,593)	$ (36,761)	$ (108,443)
Actuarial gains (losses)	86	37	597
Currency translation adjustment generated by the parent company	15,968	(7,581)	0
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss from continued operations	16,054	(7,545)	597
Currency translation adjustment	(9,747)	4,734	2,919
Other comprehensive income (loss) that will be reclassified subsequently to income or loss from continuing operations	(9,747)	4,734	2,919
Other comprehensive income (loss) from discontinued operations	0	0	(1,522)
Total other comprehensive income (loss)	6,307	(2,811)	1,994
Total Comprehensive income (loss)	(61,286)	(39,572)	(106,449)
Attributable to shareholders of Cellectis	(61,286)	(39,572)	(100,535)
Attributable to non-controlling interests	$ 0	$ (0)	$ (5,914)